UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10379

PIMCO California Municipal Income Fund
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(Exact name of registrant as specified in charter)

     1345 Avenue of the Americas, New York, NY 10105
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(Address of principal executive offices) (Zip code)

PA Fund Management LLC
1345 Avenue of the Americas, New York, NY 10105
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: April 30

Date of reporting period: July 1, 2003 - June 30, 2004

Item 1. Proxy Voting Record

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PIMCO California Municipal Income Fund
Form N-PX Proxy Voting Record-Item 1
7/1/03-6/30/04

PIMCO California Municipal Income Fund
Security Issuer Name	Exchange Ticker Symbol	Cusip or Isin	Security Holder Meeting Date Matter Voted On		Proposal by Issuer or Security Holder	Vote Cast(Y/N?)	Voting Result: For, Against, Abstain	Vote Cast "For" or "Against" Management or "Abstain"
Foothill/Eastern	N/A	345105EX4	01/28/04	Consent to the proposed amendments in the Indenture	Issuer	Y	Abstain	Abstain
San Joaquin	N/A	798111CE8	01/28/04	Consent to the proposed amendments in the Indenture	Issuer	Y	Abstain	Abstain
California Educational Facilities Authority	N/A	130174QC9	09/17/03	Consent to the amendments in the Indenture	Issuer	Y	Abstain	Abstain

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO California Municipal Income Fund

By (Signature and Title)* /s/ Brian S. Shlissel
                          Brian S. Shlissel, President & Chief Executive Officer

Date August 25, 2004